Equity Changes in Accumulated Other Comprehensive Loss, Before Tax (Detail) - USD ($) $ in Millions		12 Months Ended
		Oct. 03, 2020	Sep. 28, 2019	Sep. 29, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI before Tax, Attributable to Parent, Beginning Balance		$ (8,459)	$ (4,849)	$ (5,522)
Unrealized gains (losses) arising during the period		(2,527)	(3,680)	258
Reclassifications of realized net (gains) losses to net income		284	93	415
AOCI reclassifications to retained earnings, before tax			(23)
AOCI before Tax, Attributable to Parent, Ending Balance		(10,702)	(8,459)	(4,849)
Accumulated Net Gain (Loss) from Market Value Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI before Tax, Attributable to Parent, Beginning Balance	[1]	129	201	(93)
Unrealized gains (losses) arising during the period	[1]	(57)	136	259
Reclassifications of realized net (gains) losses to net income	[1]	(263)	(185)	35
AOCI reclassifications to retained earnings, before tax	[1]		(23)
AOCI before Tax, Attributable to Parent, Ending Balance	[1]	(191)	129	201
Unrecognized Pension and Postretirement Medical Expense
Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI before Tax, Attributable to Parent, Beginning Balance		(7,502)	(4,323)	(4,906)
Unrealized gains (losses) arising during the period		(2,468)	(3,457)	203
Reclassifications of realized net (gains) losses to net income		547	278	380
AOCI reclassifications to retained earnings, before tax			0
AOCI before Tax, Attributable to Parent, Ending Balance		(9,423)	(7,502)	(4,323)
Foreign Currency Translation and Other
Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI before Tax, Attributable to Parent, Beginning Balance		(1,086)	(727)	(523)
Unrealized gains (losses) arising during the period		(2)	(359)	(204)
Reclassifications of realized net (gains) losses to net income		0	0	0
AOCI reclassifications to retained earnings, before tax			0
AOCI before Tax, Attributable to Parent, Ending Balance		$ (1,088)	$ (1,086)	$ (727)

[1]	Primarily reflects market value adjustments for cash flow hedges.